Notes to the Balance Sheet Equity and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accounts Payable and Accrued Liabilities
Accounts payable and accruals are listed in the following table:

in 000’ €	12/31/2020	12/31/2019
Trade Accounts Payable	47,559	10,655
Licenses Payable	259	357
Accruals	79,200	44,971
Other Liabilities	1,536	1,059

Total	128,554	57,042

Summary Of Detailed Information of Accrued Expenses Explanatory
The table below shows the development of tax liabilities and current and non-current
other provisions in the 2020 financial year.

in 000’ €	01/01/2020	Additions	Utilized	Released	12/31/2020
Tax Liabilities	95	65,633	0	0	65,728
Other Provisions	346	1,505	323	0	1,528

Total	441	67,138	323	0	67,256

Accruals are shown in the following overview:

in 000’ €	12/31/2020	12/31/2019
Accruals for External Laboratory Services	43,500	24,383
Accrued Personnel Expenses from Payments to Employees and Management	17,320	13,975
Accruals for Outstanding Invoices	15,236	5,639
Accruals for Revenue Deductions from Product Sales	943	0
Accruals for Legal Fees	472	272
Accruals for Audit Fees and other related Costs	683	663
Accruals for License Payments	1,046	39

Total	79,200	44,971

Summary of Disaggregation of Revenue from Contract with Customers

in 000’ €	2020	2019
Opening Balance	1,686	952

Prepayments Received in the Financial Year	13,430	6,070

Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(1,571)	(794)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	(10,929)	(4,542)

Closing Balance	2,616	1,686

thereof short-term	2,544	1,571
thereof long-term	72	115

Summary of Composition and Development of Treasury Stock
In the years 2020 and 2019, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the table below.

	Number of Shares	Value
As of 12/31/2010	79,896	9,774
Purchase in 2011	84,019	1,747,067
As of 12/31/2011	163,915	1,756,841
Purchase in 2012	91,500	1,837,552
As of 12/31/2012	255,415	3,594,393
Purchase in 2013	84,475	2,823,625
As of 12/31/2013	339,890	6,418,018
Purchase in 2014	111,000	7,833,944
As of 12/31/2014	450,890	14,251,962
Purchase in 2015	88,670	5,392,931
Transfer in 2015	(104,890)	(3,816,947)
As of 12/31/2015	434,670	15,827,946
Purchase in 2016	52,295	2,181,963
Transfer in 2016	(90,955)	(3,361,697)
As of 12/31/2016	396,010	14,648,212
Transfer in 2017	(76,332)	(2,821,231)
As of 12/31/2017	319,678	11,826,981
Transfer in 2018	(38,642)	(1,428,208)
As of 12/31/2018	281,036	10,398,773
Transfer in 2019	(55,236)	(2,041,523)
As of 12/31/2019	225,800	8,357,250
Transfer in 2020	(94,386)	(3,488,506)
As of 12/31/2020	131,414	4,868,744